Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue by Product And Services

The following table provides information about disaggregated revenue by product and services:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Product sales, net	$3,393	$1,684	$26,199	$3,633
Services	1,292	1,427	3,857	4,062
License, royalty and other	4,611	675	6,032	2,964
Total net revenues	$9,296	$3,786	$36,088	$10,659

The following table provides information about disaggregated revenue by product and services:

	Year Ended December 31,
	2023	2022
Product sales and rentals	$13,149	$3,749
Services	5,441	5,512
License, royalty and other	4,181	8,714
Net revenues	$22,771	$17,975

Schedule of Changes in Deferred Revenue from Contract Liabilities

The following table provides changes in deferred revenue from contract liabilities:

	2024	2023
Balance at January 1	$6,020	$4,492
Deferral of revenue(1)	3,931	4,579
Recognition of unearned revenue(2)	(3,619)	(3,514)
Balance at September 30	$6,332	$5,557

(1)	Deferral of revenue includes $3,736 and $3,818 in 2024 and 2023, respectively, resulting from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed.
(2)	Recognition of unearned revenue includes $2,271 and $2,274 that was included in the beginning deferred revenue balance at January 1, 2024 and 2023, respectively.

The following table provides changes in deferred revenue from contract liabilities:

	2023	2022
Balance at January 1	$4,492	$4,067
Deferral of revenue*	6,266	5,004
Recognition of unearned revenue	(4,738)	(4,579)
Balance at December 31	$6,020	$4,492

*	Deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed. Also includes up-front payment incurred in connection with signing of the Regeneron Services Agreement in August 2023 (see Note 15 below).